Line of Credit (Details Narrative) (10K) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Revolving line of credit maximum borrowing capacity	$ 600,000
Line of credit outstanding		$ 600,000